Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common Share capital issued through prospectus Share capital	Common Share capital issued through prospectus	Common Private placement Share capital	Common Private placement	Common Share capital	Common	Preferred Share capital	Preferred	Share capital issued through prospectus	Private placement	Reserve	Deficit	Total
BALANCE at Dec. 31, 2014					$ 42,677		$ 591				$ 5,200	$ (21,715)	$ 26,753
BALANCE (in shares) at Dec. 31, 2014						169,964,679
Net and comprehensive loss												(2,389)	(2,389)
Fair value of finance fee			$ 6,392							$ 6,392
Share capital issued (in shares)				29,054,079
Stock options exercised					172						(57)		115
Stock options exercised (in shares)						1,149,000
Warrants exercised					1,567								1,567
Warrants exercised (in shares)						7,461,748
Share issue costs					(234)						18		(216)
Forfeited/expired stock options											(284)	284
Share-based payments											258		258
BALANCE at Dec. 31, 2015					50,574		591				5,135	(23,820)	32,480
BALANCE (in shares) at Dec. 31, 2015						207,629,506		590,931
Net and comprehensive loss												(2,877)	(2,877)
Fair value of finance fee			12,000							12,000
Share capital issued (in shares)				160,000,000
Shares issued for fee on loan					95								95
Shares issued for fee on loan (in shares)						952,380
Capital contribution interest on loan											265		265
Capital contribution reallocation on loan settlement					265						(265)		265
Share issue costs					(619)						48		(571)
Forfeited/expired stock options											(912)	912
Expired warrants											(1,813)	1,813
Share-based payments											309		309
BALANCE at Dec. 31, 2016					62,315		591				2,767	(23,972)	41,701
BALANCE (in shares) at Dec. 31, 2016						368,581,886		590,931
Net and comprehensive loss												(2,879)	(2,879)
Fair value of finance fee	$ 10,877		$ 3,074						$ 10,877	$ 3,074
Share capital issued (in shares)		145,030,833		40,982,448
Shares issued for fee on loan													95
Share issue costs					(588)						39		(549)
Value allocated to warrants issued					(2,080)						2,080
Forfeited/expired stock options											(283)	283
Expired warrants											(18)	18
Share-based payments											504		504
BALANCE at Dec. 31, 2017					$ 73,598		$ 591				$ 5,089	$ (26,550)	$ 52,728
BALANCE (in shares) at Dec. 31, 2017						554,598,167		590,931